Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Non Current Assets Explanatory [Abstract]
Disclosure of detailed information about Other non-current assets [Text Block]
(€ million)	December 31, 2017	December 31, 2016
Tax receivables from:
- Italian tax authorities
- income tax	62	73
- interest on tax credits	64	64
	126	137
- non-Italian tax authorities	381	365
	507	502
Other receivables:
- related to divestments	118	222
- other non-current	44	52
	162	274
Fair value of derivative financial instruments	80	108
Other asset	574	464
	1,323	1,348